Debt - Summary of Issued Bond Outstanding (Detail) € in Millions, $ in Millions		12 Months Ended
		Dec. 31, 2017 USD ($)	Dec. 31, 2017 EUR (€)	Dec. 31, 2016 USD ($)
Debt Instrument [Line Items]
Debt		$ 25,895		$ 25,276
Industrial Activities [Member]
Debt Instrument [Line Items]
Debt		7,396		7,691
Hedging effects, bond premium/discount, and unamortized issuance costs		(57)
Industrial Activities [Member] | Bonds [Member]
Debt Instrument [Line Items]
Debt		5,810
Financial services [Member]
Debt Instrument [Line Items]
Debt		21,075		$ 20,061
Hedging effects, bond premium/discount, and unamortized issuance costs		(25)
Financial services [Member] | Bonds [Member]
Debt Instrument [Line Items]
Debt		3,075
Coupon rate of 6.25 Due in March 9, 2018 [Member] | CNH Industrial Finance Europe S.A. (formerly Fiat Industrial Finance Europe S.A.) [Member] | Industrial Activities [Member]
Debt Instrument [Line Items]
Debt	[1],[2]	$ 1,023	€ 853
Coupon rate	[1],[2]	6.25%	6.25%
Maturity date	[1],[2]	Mar. 09, 2018
Coupon rate of 2.75 Due in March 18, 2019 [Member] | CNH Industrial Finance Europe S.A. (formerly Fiat Industrial Finance Europe S.A.) [Member] | Industrial Activities [Member]
Debt Instrument [Line Items]
Debt	[1],[3]	$ 656	€ 547
Coupon rate	[1],[3]	2.75%	2.75%
Maturity date	[1],[3]	Mar. 18, 2019
Coupon rate of 2.88 Due in September 27, 2021 [Member] | CNH Industrial Finance Europe S.A. (formerly Fiat Industrial Finance Europe S.A.) [Member] | Industrial Activities [Member]
Debt Instrument [Line Items]
Debt	[1]	$ 839	€ 700
Coupon rate	[1]	2.875%	2.875%
Maturity date	[1]	Sep. 27, 2021
Coupon rate of 1.64 Due in March 29, 2022 [Member] | CNH Industrial Finance Europe S.A. (formerly Fiat Industrial Finance Europe S.A.) [Member] | Industrial Activities [Member]
Debt Instrument [Line Items]
Debt	[1]	$ 90	€ 75
Coupon rate	[1]	1.625%	1.625%
Maturity date	[1]	Mar. 29, 2022
Coupon rate of 1.38 Due in May 17, 2023 [Member] | CNH Industrial Finance Europe S.A. (formerly Fiat Industrial Finance Europe S.A.) [Member] | Industrial Activities [Member]
Debt Instrument [Line Items]
Debt	[1]	$ 600	€ 500
Coupon rate	[1]	1.375%	1.375%
Maturity date	[1]	May 23, 2022
Coupon rate of 2.88 Due in May 17, 2023 [Member] | CNH Industrial Finance Europe S.A. (formerly Fiat Industrial Finance Europe S.A.) [Member] | Industrial Activities [Member]
Debt Instrument [Line Items]
Debt	[1]	$ 600	€ 500
Coupon rate	[1]	2.875%	2.875%
Maturity date	[1]	May 17, 2023
Coupon rate of 1.75 Due in September 12, 2025 [Member] | CNH Industrial Finance Europe S.A. (formerly Fiat Industrial Finance Europe S.A.) [Member] | Industrial Activities [Member]
Debt Instrument [Line Items]
Debt	[1]	$ 779	€ 650
Coupon rate	[1]	1.75%	1.75%
Maturity date	[1]	Sep. 12, 2025
Coupon rate of 3.50 Due in November 12, 2025 [Member] | CNH Industrial Finance Europe S.A. (formerly Fiat Industrial Finance Europe S.A.) [Member] | Industrial Activities [Member]
Debt Instrument [Line Items]
Debt	[1]	$ 120	€ 100
Coupon rate	[1]	3.50%	3.50%
Maturity date	[1]	Nov. 12, 2025
Coupon rate of 3.88 Due in April 21, 2028 [Member] | CNH Industrial Finance Europe S.A. (formerly Fiat Industrial Finance Europe S.A.) [Member] | Industrial Activities [Member]
Debt Instrument [Line Items]
Debt	[1]	$ 60	€ 50
Coupon rate	[1]	3.875%	3.875%
Maturity date	[1]	Apr. 21, 2028
Coupon rate of 4.50 Due in August 15, 2023 [Member] | CNH Industrial N.V. [Member] | Industrial Activities [Member]
Debt Instrument [Line Items]
Debt	[4]	$ 600	€ 600
Coupon rate	[4]	4.50%	4.50%
Maturity date	[4]	Aug. 15, 2023
Coupon rate of 3.85 Due in November 15, 2027 [Member] | CNH Industrial N.V. [Member] | Industrial Activities [Member]
Debt Instrument [Line Items]
Debt	[4]	$ 500	€ 500
Coupon rate	[4]	3.85%	3.85%
Maturity date	[4]	Nov. 15, 2027
Coupon rate of 3.63 Due in April 15, 2018 [Member] | CNH Industrial Capital LLC (formerly CNH Capital LLC) [Member] | Financial services [Member]
Debt Instrument [Line Items]
Debt		$ 600	€ 600
Coupon rate		3.625%	3.625%
Maturity date		Apr. 15, 2018
Coupon rate of 3.38 Due in July 15, 2019 [Member] | CNH Industrial Capital LLC (formerly CNH Capital LLC) [Member] | Financial services [Member]
Debt Instrument [Line Items]
Debt		$ 500	€ 500
Coupon rate		3.375%	3.375%
Maturity date		Jul. 15, 2019
Coupon rate of 4.38 Due in November 6, 2020 [Member] | CNH Industrial Capital LLC (formerly CNH Capital LLC) [Member] | Financial services [Member]
Debt Instrument [Line Items]
Debt		$ 600	€ 600
Coupon rate		4.375%	4.375%
Maturity date		Nov. 06, 2020
Coupon rate of 4.88 Due in April 1, 2021 [Member] | CNH Industrial Capital LLC (formerly CNH Capital LLC) [Member] | Financial services [Member]
Debt Instrument [Line Items]
Debt		$ 500	€ 500
Coupon rate		4.875%	4.875%
Maturity date		Apr. 01, 2021
Coupon rate of 3.38 Due in October 15, 2021 [Member] | CNH Industrial Capital LLC (formerly CNH Capital LLC) [Member] | Financial services [Member]
Debt Instrument [Line Items]
Debt		$ 400	€ 400
Coupon rate		3.875%	3.875%
Maturity date		Oct. 15, 2021
Coupon rate of 4.38 Due in April 5, 2022 [Member] | CNH Industrial Capital LLC (formerly CNH Capital LLC) [Member] | Financial services [Member]
Debt Instrument [Line Items]
Debt		$ 500	€ 500
Coupon rate		4.375%	4.375%
Maturity date		Apr. 05, 2022

[1]	Bond listed on the Irish Stock Exchange.
[2]	In September 2017, CNH Industrial Finance Europe S.A. Repurchased €347 million
[3]	In September 2017, CNH Industrial Finance Europe S.A. Repurchased €453 million
[4]	Bond listed on the New York Stock Exchange